Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of income before taxes on income
	Year ended December 31,
	2020	2019	2018

Domestic	$25,423	$17,806	$25,839
Foreign	11,980	14,666	6,008

	$37,403	$32,472	$31,847

Schedule of taxes on income (tax benefit)
	Year ended December 31,
	2020	2019	2018
Current:
Domestic	$7,867	$7,266	$5,186
Foreign	1,069	1,636	1,359

	8,936	8,902	6,545
Deferred taxes:
Domestic	(1,687)	(1,001)	81
Foreign	37	(1,027)	445

	(1,650)	(2,028)	526

Taxes on income	$7,286	$6,874	$7,071

Schedule of deferred tax liabilities
	December 31,
	2020	2019

Net operating loss carryforwards	$5,557	$4,529
Allowances, reserves and intangible assets	6,228	1,584

Deferred tax assets before valuation allowance	11,785	6,113
Less - valuation allowance	(5,388)	(3,925)

Deferred tax assets, net	$6,397	$2,188

Schedule of deferred tax liabilities
	December 31,
	2020	2019

Long-term deferred tax assets	$6,397	$2,188
Long-term deferred tax liabilities	(17,639)	(11,069)

Net deferred tax liabilities	$(11,242)	$(8,881)

Schedule of unrecognized tax benefits
	Year ended December 31,
	2020	2019	2018

Income before taxes, as reported in the consolidated statements of income	$37,403	$32,472	$31,847

Statutory tax rate	23%	23%	23%

Theoretical tax expenses on the above amount at the Israeli statutory tax rate	$8,603	$7,468	$7,325
Tax adjustment in respect of different tax rates	(1,169)	465	(826)
Deferred taxes on losses for which full valuation allowance was provided in the past	(326)	(227)	(11)
Tax-deductible costs, not included in the accounting costs	(679)	-	-
Tax expenses in respect of prior years, net	(71)	(37)	(22)
Non-deductible expenses	1,398	-	45
Uncertain tax position and other differences	(470)	(795)	560

Income tax	$7,286	$6,874	$7,071

Schedule of unrecognized tax benefits
Gross unrecognized tax benefits at January 1, 2018	$1,125

Increase in tax positions taken in prior years	1,050

Decrease in tax positions taken in prior years	-

Gross unrecognized tax benefits at December 31, 2018	2,175

Increase in tax positions taken in prior years	-

Decrease in tax positions taken in prior years	-

Gross unrecognized tax benefits at December 31, 2019	2,175

Increase in tax positions taken in prior years	-

Decrease in tax positions taken in prior years	(1,103)

Gross unrecognized tax benefits at December 31, 2020	$1,072